Commitments and contingencies - Schedule of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancellable Agreements (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 1,905	€ 917	€ 797
Not later than one year
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	453	485	362
Later than one year but not more than 5 years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	1,369	334	435
More than 5 years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 83	€ 98	€ 0